UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-01612

Exact name of registrant as specified in charter:	The Prudential Variable Contract Account-2

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2006

Date of reporting period:	6/30/2006

Item 1	– Reports to Stockholders

Prudential Long–Term

Growth Account

Semiannual Report to Participants

June 30, 2006

The Prudential Insurance Company of America

751 Broad Street

Newark, NJ 07102-3777

A Prudential Financial company

IFS-A105483

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus for VCA-2.

It is for the information of persons participating in The Prudential Variable Contract Account-2 (VCA-2, Long-Term Growth Account, or the Account). VCA-2 is a group annuity insurance product issued by The Prudential Insurance Company of America, 751 Broad Street, Newark, NJ 07102-3777, and distributed by Prudential Investment Management Services LLC (PIMS), member SIPC, Three Gateway Center, 14th Floor, Newark, NJ 07102-4077. PIMS is a Prudential Financial company. Contract guarantees are based on the claims-paying ability of the issuing Company. Each company is solely responsible for its own respective financial conditions and contractual obligations. Prudential Financial and the Rock logo are service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

Investors should consider the contract and the underlying portfolios’ investment objectives, risks, charges and expenses carefully before investing. This and other important information is contained in the prospectuses that can be obtained from your financial professional. You should read the prospectuses carefully before investing.

Annuity contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your plan sponsor or licensed financial professional can provide you with costs and complete details.

A description of the Account’s proxy voting policies and procedures is available, without charge, upon request. Owners of variable annuity contracts should call 888-778-2888 to obtain descriptions of the Account’s proxy voting policies and procedures. The description is also available on the website of the Securities and Exchange Commission (the “Commission”) at www.sec.gov. Information regarding how the Account voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2006 is available on the website of the Commission, at www.sec.gov and on the Account’s website.

The Funds Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge upon request by calling (888) 778-2888.

The Account files with the Commission a complete listing of portfolio holdings as of its first and third quarter-end on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call 1-800-SEC-0330. Participants may obtain copies of Form N-Q filings by calling 888-778-2888.

The Prudential Long-Term Growth Program

Letter to Participants

June 30, 2006

■	DEAR PARTICIPANT,

Because your success is important to us, we hope this semiannual report for The Prudential Variable Contract Account-2 serves as both an informative and useful resource.

With the first half of the year complete, we continue to emphasize that a diversified portfolio is a prudent way to make the best of developing investment opportunities. A portfolio utilizing a diversified asset allocation strategy helps manage risk because it is not exposed to a particular asset class. In addition, it provides an opportunity to better position your investments as asset classes rotate in and out of favor. With the current volatility of today’s stock market, this concept is more important than ever.

When creating your diversified investment strategy, speak with your investment professional to develop a plan that takes into account your reasons for investing, as well as your personal investment horizons and tolerance for risk. By carefully choosing a wide variety of assets and reviewing them periodically over time, you can enhance your focus on meeting your long-term objectives.

As always, we at Prudential are committed to meeting your current and future needs by providing financial solutions that are designed to help you grow and protect your wealth. We thank you for your confidence in our products.

Sincerely,

Judy A. Rice

President,

Variable Contract Account 2	July 31, 2006

Presentation of Portfolio Holdings for the Prudential Variable Contract Account-2 (VCA-2) as of June 30, 2006

(Unaudited)

VCA-2
Five Largest Holdings (% of Net Assets)
General Electric Company	3.1%
Honeywell International, Inc.	2.3%
Suncor Energy, Inc.	2.3%
Companhia Vale do Rio Doce ADR (Brazil)	2.1%
Occidental Petroleum Corp.	2.1%

For a complete listing of holdings, refer to the Schedule of Investments section of this report.

Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

FINANCIAL STATEMENTS OF VCA-2

STATEMENT OF NET ASSETS (Unaudited)

June 30, 2006

LONG-TERM INVESTMENTS — 98.8%		Value
COMMON STOCKS	Shares
Aerospace/Defense — 2.3%
Honeywell International, Inc.	244,000	$9,833,200

Beverages — 1.4%
PepsiCo, Inc.	95,500	5,733,820

Biotechnology — 2.8%
Amgen, Inc. (a)	101,700	6,633,891
Gilead Sciences, Inc. (a)	85,900	5,081,844

		11,715,735

Building Products — 1.3%
American Standard, Inc.	129,600	5,607,792

Capital Markets — 6.0%
Bank of New York (The)	217,400	6,995,932
Charles Schwab Corp.	275,900	4,408,882
Merrill Lynch & Co.	87,900	6,114,324
UBS AG	72,700	7,975,190

		25,494,328

Chemicals — 3.0%
Agrium, Inc.	247,300	5,744,779
Dupont EI. de Nemours	170,300	7,084,480

		12,829,259

Commercial Services & Supplies — 1.9%
Waste Management, Inc.	222,800	7,994,064

Communications Equipment — 5.5%
Avaya, Inc. (a)	395,100	4,512,042
Cisco Systems, Inc. (a)	238,100	4,650,093
Corning, Inc. (a)	157,900	3,819,601
Motorola, Inc.	246,000	4,956,900
QualComm, Inc.	130,800	5,241,156

		23,179,792

Computers & Peripherals — 1.4%
Apple Computer, Inc. (a)	104,200	5,951,904

Consumer Finance — 1.3%
American Express Co.	99,300	5,289,711

Diversified Financial Services — 4.5%
Citigroup, Inc.	139,100	6,710,184
JPMorgan Chase & Co.	165,292	6,996,810
NYSE Group, Inc. (a)	76,900	5,266,112

		18,973,106

Electronic Equipment & Instruments —1.2%
Agilent Technologies, Inc. (a)	152,400	4,809,744

Energy Equipment & Services — 1.5%
Schlumberger Ltd.	99,600	6,484,956

Food & Staples Retailing — 2.9%
Kroger Co. (The)	285,100	6,232,286
Wal-Mart Stores, Inc.	128,100	6,169,296

		12,401,582

COMMON STOCKS		Value
(Continued)	Shares
Food Products — 2.8%
Cadbury Schweppes Spons. ADR (United Kingdom)	149,600	$5,807,472
ConAgra Foods, Inc.	279,300	6,175,323

		11,982,795

Health Care Equipment & Supplies — 1.1%
St. Jude Medical, Inc. (a)	139,500	4,522,590

Health Care Providers & Services —1.1%
Caremark Rx, Inc.	96,900	4,833,372

Hotels, Restaurants & Leisure — 1.2%
OSI Restaurant Partners, Inc.	144,500	4,999,700

Household Products — 1.1%
Kimberly-Clark Corp.	78,200	4,824,940

Independent Power Producers & Energy Traders — 1.8%
TXU, Corp.	127,700	7,649,230

Industrial Conglomerates — 4.1%
3M Co.	54,100	4,368,575
General Electric Company	392,700	12,939,465

		17,308,040

Insurance — 3.9%
American International Group	136,900	8,083,945
Loews Corp.	236,500	8,383,925

		16,467,870

Internet Software & Services — 2.9%
Google, Inc. Cl. A (a)	14,300	5,996,419
Yahoo, Inc. (a)	188,300	6,213,900

		12,210,319

Media — 5.3%
Comcast Corp. Cl. A (a)	236,600	7,746,284
Liberty Global, Inc. Ser. C (a)	215,421	4,431,210
News Corp. Inc. Cl. A	329,600	6,321,728
Viacom, Inc. Cl. B (a)	112,816	4,052,351

		22,551,573

Metals & Mining — 6.3%
Companhia Vale do Rio Doce ADR (Brazil)	377,200	9,067,888
Freeport-McMoRan Cooper & Gold, Inc. Cl. B	97,400	5,396,934
Newcrest Mining Ltd. ADR (Australia)	399,100	6,250,425
Phelps Dodge Corp.	70,100	5,759,416

		26,474,663

Multiline Retail — 1.3%
Federated Department Stores, Inc.	150,600	5,513,466

Multi-Utilities — 1.4%
Sempra Energy	128,400	5,839,632

Office Electronics — 2.0%
Xerox Corp. (a)	604,900	8,414,159

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF VCA-2

STATEMENT OF NET ASSETS (Unaudited)

June 30, 2006

COMMON STOCKS		Value
(Continued)	Shares
Oil, Gas & Consumable Fuels — 9.9%
Apache Corp.	99,270	$6,772,199
Marathon Oil Corp.	58,400	4,864,720
Nexen, Inc.	123,300	6,971,382
Occidental Petroleum Corp.	85,700	8,802,247
Petroleo Brasileiro SA ADR (Brazil)	51,300	4,569,804
Suncor Energy, Inc.	121,300	9,826,513

		41,806,865

Pharmaceuticals — 5.0%
Novartis AG ADR (Switzerland)	132,900	7,169,955
Roche Holdings Ltd. ADR (Switzerland)	86,700	7,151,866
Sanofi Aventis ADR (France)	137,300	6,686,510

		21,008,331

Semiconductors & Semiconductor Equipment — 2.2%
Broadcom Corp. Cl. A (a)	155,800	4,681,790
Maxim Integrated Products, Inc.	142,200	4,566,042

		9,247,832

Software — 2.4%
Adobe Systems Incorporated (a)	227,700	6,912,972
Electronic Arts, Inc. (a)	75,900	3,266,736

		10,179,708

Specialty Retail — 1.2%
Home Depot, Inc.	141,900	5,078,601

Textiles, Apparel & Luxury Goods —1.1%
Nike, Inc. Cl. B	58,300	4,722,300

Tobacco — 1.5%
Altria Group, Inc.	83,800	6,153,434

Wireless Telecommunication Services — 2.2%
NII Holdings, Inc. (a)	94,100	5,305,358
Sprint Nextel Corp.	194,688	3,891,813

		9,197,171

TOTAL LONG-TERM INVESTMENTS (Cost: $336,741,234)		$417,285,584

SHORT-TERM INVESTMENTS — 1.2%		Value
	Shares
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund — Taxable Money Market Series (b) (Cost: $5,231,454)	5,231,454	$5,231,454

TOTAL INVESTMENTS — 100.0% (Cost: $341,972,688)		$422,517,038

OTHER ASSETS, LESS LIABILITIES
Receivable for Securities Sold		3,581,002
Dividends Receivable		566,440
Receivable for Pending Capital Transactions		251
Payable to Custodian		(83)
Payable for Securities Purchased		(4,462,480)

LIABILITIES IN EXCESS OF OTHER ASSETS		(314,870)

NET ASSETS — 100%		$422,202,168

NET ASSETS, representing:
Equity of Participants — 11,535,323 Accumulation Units at an Accumulation Unit Value of $35.0942		404,822,487
Equity of Annuitants		14,363,755
Equity of The Prudential Insurance Company of America		3,015,926

		$422,202,168

(a)	Non-income producing security.

(b)	Prudential Investments LLC, the manager of the Account also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

ADR	American Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF VCA-2

STATEMENT OF NET ASSETS (Unaudited)

June 30, 2006

The industry classification of portfolio holdings and other liabilities in excess of assets shown as a percentage of net assets as of June 30, 2006 were as follows:

Oil, Gas & Consumable Fuels	9.9%
Metals & Mining	6.3
Capital Markets	6.0
Communications Equipment	5.5
Media	5.3
Pharmaceuticals	5.0
Diversified Financial Services	4.5
Industrial Conglomerates	4.1
Insurance	3.9
Chemicals	3.0
Food and Staples Retailing	2.9
Internet Software & Services	2.9
Biotechnology	2.8
Food Products	2.8
Software	2.4
Aerospace & Defense	2.3
Semiconductors & Semiconductor Equipment	2.2
Wireless Telecommunication Services	2.2
Office Electronics	2.0
Commercial Services & Supplies	1.9
Independent Power Producers & Energy Traders	1.8
Energy Equipment and Services	1.5
Tobacco	1.5
Beverages	1.4
Computers and Peripherals	1.4
Multi-Utilities	1.4
Building Products	1.3
Consumer Finance	1.3
Multiline Retail	1.3
Affiliated Money Market Mutual Fund	1.2
Hotels, Restaurants, & Leisure	1.2
Specialty Retail	1.2
Electronic Equipments & Instruments	1.2
Health Care Equipment & Supplies	1.1
Health Care Providers & Services	1.1
Household Products	1.1
Textiles, Apparel & Luxury Goods	1.1

100.0
Liabilities in Excess of Other Assets	0.0

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF VCA-2

STATEMENT OF OPERATIONS (Unaudited)

Six Months Ended June 30, 2006

INVESTMENT INCOME
Unaffiliated Dividend Income (net of $100,476 foreign withholding tax)	$3,641,358
Affiliated Dividend Income	88,507
Total Income	3,729,865
EXPENSES
Fees Charged to Participants and Annuitants for Investment Management Services	(268,165)
Fees Charged to Participants (other than Annuitants) for Assuming Mortality and Expense Risks	(784,119)
Total Expenses	(1,052,284)
NET INVESTMENT INCOME	2,677,581
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net Realized Gain on Investment Transactions	43,239,385
Net Change in Unrealized Appreciation on Investments	(35,660,086)
NET GAIN ON INVESTMENTS	7,579,299
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,256,880

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	Six Months Ended June 30,	Year Ended December 31,
	2006	2005
OPERATIONS
Net Investment Income	$2,677,581	$3,403,526
Net Realized Gain on Investment Transactions	43,239,385	40,651,917
Net Change In Unrealized Appreciation on Investments	(35,660,086)	30,349,747
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	10,256,880	74,405,190
CAPITAL TRANSACTIONS
Purchase Payments and Transfers In	9,188,426	13,860,538
Withdrawals and Transfers Out	(26,233,552)	(41,740,395)
Annual Administration Charges Deducted from Participants’ Accumulation Accounts	(140)	(9,150)
Mortality and Expense Risk Charges Deducted from Annuitants’ Accounts	(20,375)	(37,592)
Variable Annuity Payments	(1,103,222)	(2,051,012)
NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS	(18,168,863)	(29,977,611)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SURPLUS TRANSFERS	(11,176)	32,562
TOTAL INCREASE (DECREASE) IN NET ASSETS	(7,923,159)	44,460,141
NET ASSETS
Beginning of period	430,125,327	385,665,186
End of period	$422,202,168	$430,125,327

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS FOR VCA-2

INCOME AND CAPITAL CHANGES PER ACCUMULATION UNIT* (Unaudited)

(For an Accumulation Unit outstanding throughout the period)

	Six Months Ended June 30,	Year Ended December 31,
	2006	2005	2004	2003	2002	2001
Investment Income	$.3037	$.4098	$.4502	$.3116	$.2859	$.3621
Expenses
Investment management fee	(.0221)	(.0380)	(.0331)	(.0269)	(.0268)	(.0320)
Assuming mortality and expense risks	(.0662)	(.1140)	(.0991)	(.0805)	(.0803)	(.0960)
Net Investment Income	.2154	.2578	.3180	.2042	.1788	.2341
Capital Changes
Net realized gain (loss) on investment transactions	3.5212	3.1463	1.5269	(.3489)	(2.4591)	(2.1868)
Net change in unrealized appreciation (depreciation) of investments	(2.9490)	2.3659	.7360	6.9421	(3.2340)	(.7809)
Net Increase (Decrease) in Accumulation Unit Value	.7876	5.7700	2.5809	6.7974	(5.5143)	(2.7336)
Accumulation Unit Value
Beginning of period	34.3066	28.5366	25.9557	19.1583	24.6726	27.4062
End of period	$35.0942	$34.3066	$28.5366	$25.9557	$19.1583	$24.6726
Total Return**	2.30%	20.22%	9.94%	35.48%	(22.35)%	(9.97)%
Ratio Of Expenses To Average Net Assets***	.50%†	.50%	.50%	.50%	.50%	.50%
Ratio Of Net Investment Income To Average Net Assets***	1.22%†	.84%	1.20%	.95%	.83%	.92%
Portfolio Turnover Rate	26%††	51%	62%	62%	71%	80%
Number of Accumulation Units Outstanding
For Participants at end of period (000 omitted)	11,535	12,012	12,923	13,830	14,636	15,271

*	Calculated by accumulating the actual per unit amounts daily.
**	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported. Total returns for periods of less than one full year are not annualized.
***	These calculations exclude PICA’s equity in VCA-2.
†	Annualized.
††	Not Annualized.

The above table does not reflect the annual administration charge, which does not affect the Accumulation Unit Value. This charge is made by reducing Participants’ Accumulation Accounts by a number of Accumulation Units equal in value to the charge.

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO THE FINANCIAL STATEMENTS OF

VCA-2 (Unaudited)

Note 1:	General

The Prudential Variable Contract Account-2 (VCA-2 or the Account) was established on January 9, 1968 by The Prudential Insurance Company of America (“PICA”) under the laws of the State of New Jersey and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. VCA-2 has been designed for use by public school systems and certain tax-exempt organizations to provide for the purchase and payment of tax-deferred variable annuities. The investment objective of the Account is long-term growth of capital. Its investments are composed primarily of common stocks. Although variable annuity payments differ according to the investment performance of the Account, they are not affected by mortality or expense experience because PICA assumes the expense risk and the mortality risk under the contracts.

Note 2:	Summary of Significant Accounting Policies

Securities Valuation:    Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the official closing price provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser(s), to be over-the-counter, are valued by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Accounts’ Committee members approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term investments which mature in more than 60 days are valued based on current market quotations. Short-term investments having maturities of 60 days or less are valued at amortized cost which approximates market value. Amortized cost is computed using the cost on the date of purchase, adjusted for constant accretion of discount or amortization of premium to maturity.

Securities Transactions and Investment Income:    Securities transactions are recorded on the trade date. Realized and unrealized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premiums and accretion of discount on debt securities, as required is recorded on the accrual basis. Income and realized and unrealized gains and losses are allocated to the Participants and PICA on a daily basis in proportion to their respective ownership in VCA-2.

Estimates:    The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those amounts.

Federal Income Taxes:    The operations of VCA-2 are part of, and are taxed with, the operations of PICA. Under the current provisions of the Internal Revenue Code, PICA does not expect to incur federal income taxes on earnings of VCA-2 to the extent the earnings are credited under the Contracts. As a result, the Unit Value of VCA-2 has not been reduced by federal income taxes.

Annuity Reserves:    Reserves are computed for purchased annuities using the Prudential 1950 Group Annuity Valuation (GAV) Table, adjusted, and a valuation interest rate related to the Assumed Investment Result (AIR). The valuation interest rate is equal to the AIR less .5% in contract charges defined in Note 3. The AIRs are selected by each Contract-holder and are described in the prospectus.

Note 3:	Investment Management Agreement and Charges

The Account has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison will furnish investment advisory services in connection with management of the Account. PI pays for the services of Jennison.

A daily charge, at an effective annual rate of 0.125% of the current value of the Participant’s (other than Annuitants’ and PICA’s) equity in VCA-2, is charged to the Account and paid to PI for investment management services. An equivalent charge is deducted monthly in determining the amount of Annuitants’ payments.

A daily charge, paid to PI for assuming mortality and expense risks, is calculated at an effective annual rate of 0.375% of the current value of the Participant’s (other than Annuitants’ and PICA’s) equity in VCA-2. A one-time equivalent charge is deducted when the Annuity Units for Annuitants are determined.

PICA, PI and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

An annual administration charge of not more than $30 annually is deducted from the accumulation account of certain Participants either at the time of withdrawal of the value of the entire Participant’s account or at the end of the fiscal year by canceling Accumulation Units. This deduction may be made from a fixed-dollar annuity contract if the Participant is enrolled under such a contract.

A charge of 2.5% for sales and other marketing expenses is deducted from certain Participant’s purchase payments. For the six months ended June 30, 2006, PICA has advised the Account it has not received any sales charges.

Note 4:	Purchases and Sales of Portfolio Securities

For the six months ended June 30, 2006, the aggregate cost of purchases and the proceeds from sales of securities, excluding short-term investments, were $94,410,289 and $98,750,564, respectively.

Investment in the Core Fund:    The Account invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. During the six months ended June 30, 2006, the Account earned $88,507, by investing its excess cash in the Series.

Note 5:	Unit Transactions

The number of Accumulation Units issued and redeemed for the six months ended June 30, 2006 and year ended December 31, 2005, respectively, are as follows:

	Six Months Ended June 30,	Year Ended December 31,
	2006	2005
Units issued	258,558	447,493
Units redeemed	(735,224)	(1,358,171)
Net decrease	(476,666)	(910,678)

Note 6:	Net Increase (Decrease) in Net Assets Resulting from Surplus Transfers

The increase (decrease) in net assets resulting from surplus transfers represents the net increases to/(reductions from) PICA’s investment Account. The increase (decrease) includes reserve adjustments for mortality and expense risks assumed by PICA.

Note 7:	Participant Loans

Participant loan initiations are not permitted in VCA-2. However, participants who initiated loans in other accounts are permitted to direct loan repayments into VCA-2.

For the six months ended June 30, 2005 and year ended December 31, 2005 $4,704 and $10,766 of participant loan principal and interest has been paid to VCA-2, respectively. The participant loan principal and interest repayments are included in purchase payments and transfers in within the Statement of Changes in Net Assets.

The Prudential Variable Contract Account - 2

The Members of the Committee (the “Committee”) of The Prudential Variable Contract Account – 2 (the “Fund”) oversee the management of the Fund, and, as required by law, determine annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Jennison Associates LLC (“Jennison”). In considering the renewal of the agreements, the Committee, including all of the Independent Committee Members, met on June 20, 2006 and approved the renewal of the agreements through July 31, 2007, after concluding that renewal of the agreements was in the best interests of the Fund and its participants.

In advance of the meetings, the Committee received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with their consideration. Among other things, the Committee considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups. The mutual funds included in each Peer Universe or Peer Group were objectively determined solely by Lipper Inc., an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles over one-year, three-year and five-year time periods ending December 31, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In approving the agreements, the Committee, including the Independent Committee Members advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders. In their deliberations, the Committee Members did not identify any single factor that was dispositive and each Committee Member attributed different weights to the various factors. In connection with their deliberations, the Committee considered information provided by PI throughout the year at regular Committee meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 20, 2006.

The Committee Members determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and Jennison, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are fair and reasonable in light of the services performed, fees charged and such other matters as the Committee Members considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Committee Members’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, quality and extent of services

The Committee received and considered information regarding the nature and extent of services provided to the Fund by PI and Jennison. The Committee considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Committee noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Committee also considered that PI pays the salaries of all of the officers and non-independent Committee Members. The Committee also considered the investment subadvisory services provided by Jennison, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures.

The Committee reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and Jennison, and also reviewed the qualifications, backgrounds and responsibilities of Jennison’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Committee was provided with information pertaining to PI’s and Jennison’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and Jennison. The Committee also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (CCO) as to both PI and Jennison. The Committee noted that Jennison is affiliated with PI.

The Committee concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by Jennison, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and Jennison under the management and subadvisory agreements.

Performance of The Prudential Variable Contract Account - 2

The Board received and considered information about the Fund’s historical performance, noting that the Fund had achieved performance during the first quarter of 2006 and over one-year, three-year and five-year periods ending December 31 that was in the first quartile in relation to the group of comparable funds in a peer universe (the “Peer Universe”). The Committee further noted that the Fund had outperformed its benchmark index over the same time periods.

The Committee determined that the Fund’s performance was satisfactory.

The funds included in the Peer Universe are objectively determined solely by Lipper Inc., independent provider of investment company data.

Fees and Expenses

The Committee considered the management fee for the Fund as compared to the management fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds provided by Lipper Inc.

The Fund’s management fee of 0.125% ranked in the first quartile in its Peer Group, and was the lowest fee among the funds included in the Peer Group. The Committee concluded that the management and subadvisory fees are reasonable.

Costs of Services and Profits Realized by PI

The Committee was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Committee discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Committee recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Committee did not separately consider the profitability of the subadviser, an affiliate of PI, as its profitability was reflected in the profitability report for PI. Taking these factors into account, the Committee concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Committee noted that the advisory fee schedule for the Fund does not contain breakpoints that reduce the fee rate on assets above specified levels. The Committee received and discussed information concerning whether PI realizes economies of scale as the Fund’s assets grow beyond current levels. In light of the Fund’s current size and expense structure, the Committee concluded that the absence of breakpoints in the Fund’s fee schedule is acceptable at this time.

Other Benefits to PI and Jennison

The Committee considered potential ancillary benefits that might be received by PI and Jennison and their affiliates as a result of their relationship with the Fund. The Committee concluded that potential benefits to be derived by PI included brokerage commissions received by affiliates of PI, as well as reputational or other intangible benefits resulting from PI’s association with the Fund. The Committee concluded that the potential benefits to be derived by Jennison included the ability to use soft dollar credits, brokerage commissions received by affiliates of Jennison, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and reputational benefits. The Committee concluded that the benefits derived by PI and Jennison were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

The toll-free number shown below can be used to make transfers and reallocations, review how your premiums are being allocated, and receive current investment option values in your contract. Unit values for each investment option are available to all participants from the toll-free number. The phone lines are open each business day during the hours shown below. Please be sure to have your contract number available when you call.

In the past, participants who held several variable contracts at the same address received multiple copies of annual and semiannual reports. In an effort to lessen waste and reduce expenses of postage and printing, we will attempt to mail only one copy of this report based on our current records for participants with the same last name and same address. No action on your part is necessary. Upon request, we will furnish you with additional reports. The toll-free number listed on the inside back cover should be used to request additional copies. Proxy material and tax information will continue to be sent for each account of record.

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Prudential

IFS-A105483    LT.RS.001    Ed. 8/2006

Item 2	– Code of Ethics – Not required, as this is not an annual filing.

Item 3	– Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4	– Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5	– Audit Committee of Listed Registrants – Not applicable.

Item 6	– Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7	– Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8	– Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9	– Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10	– Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11	– Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12	– Exhibits

(a) (1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Variable Account Contract -2

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date August 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date August 25, 2006

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date August 25, 2006

*	Print the name and title of each signing officer under his or her signature.